Pixelpin Acquisition and Patent Approvals (Details) - USD ($)	Feb. 23, 2021	Jun. 30, 2023	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
Pixelpin Acquisition and Patent Approvals
Received refund for VAT taxes		$ 94,739	$ 71,742		$ 68,798
PixelPin
Pixelpin Acquisition and Patent Approvals
Cash consideration for asset purchase of software intellectual property	$ 91,754
Asset acquisition as percentage of fair value of net assets acquired	100.00%
Received refund for VAT taxes				$ 13,000
Assets value after VAT refund adjustment				$ 78,000